Fees Summary	Jan. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 207,000,000.00
Previously Paid Amount	26,204.48
Total Fee Amount	28,586.70
Total Offset Amount	0.00
Net Fee	$ 2,382.23